Post Employment Benefit Obligations - Summary of Defined Benefit Plans Expense Recognized in Statements of Comprehensive Income (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Net Defined Benefit Recognized In Consolidated Statement Of Comprehensive Income [Abstract]
Cost of current defined benefit plan service	$ (1,099,554)	$ (2,132,231)	$ (1,928,868)
Defined benefit plan interest cost	(1,818,983)	(2,146,386)	(2,639,738)
Past service cost			(1,224,527)
Expenses recognized in Profit or Loss	(2,918,537)	(4,278,617)	(5,793,133)
Profit (loss) from defined benefit plans	12,547,898	(8,545,834)	(7,777,204)
Total expense recognized in the Statement of Comprehensive Income	$ 9,629,361	$ (12,824,451)	$ (13,570,337)